Share-Based Payments (Details Narrative)	6 Months Ended		12 Months Ended
	Dec. 31, 2024 AUD ($) shares	Dec. 31, 2023 AUD ($)	Jun. 30, 2024 $ / shares $ / shares shares	Jun. 30, 2024 AUD ($) $ / shares shares	Jun. 30, 2023 $ / shares $ / shares shares	Jun. 30, 2023 AUD ($) $ / shares shares	Jun. 30, 2022 AUD ($) $ / shares shares	Jul. 25, 2024 shares
IfrsStatementLineItems [Line Items]
Weighted average year remaining contractual life				10 months 6 days		1 year 6 months 3 days	7 months 6 days
Weighted average exercise price | $ / shares				$ 1.12		$ 1.08	$ 1.02
Average price | (per share)			$ 0.713	$ 0.26	$ 2.27	$ 0.61	$ 0.52
Shares sold | shares	278,943,573		215,056,881	215,056,881	210,889,961	210,889,961	180,202,285	475,000
Share-based payment expense | $	$ (1,261,489)	$ 96,655		$ 335,669		$ 780,235	$ 1,200,053
Performance rights [Member]
IfrsStatementLineItems [Line Items]
Shares sold | shares							24,000,000
Number of shares issued post-consolidation | shares							2,400,000
Share-based payment expense | $				$ (463,129)		$ 300,076	$ 475,053
Performance rights granted [member]
IfrsStatementLineItems [Line Items]
Share price of granted | $ / shares			$ 1.30	$ 1.30	$ 1.30	$ 1.30	$ 1.30
Share-based payment expense | $				$ 463,129		$ 300,076	$ 163,053